Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined in Item 402(v) of Regulation S-K) and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our Named Executive Officers, or NEOs, to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. The Compensation Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions.

Year	Summary Compensation Table Total for Current PEO(1)	Compensation Actually Paid to Current PEO(2)	Summary Compensation Table Total for Former PEO(3)	Compensation Actually Paid to Former PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Compensation Actually Paid to Non-PEO NEO(6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(7)	Net Loss(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$976,339	$823,533	$—	$—	$352,307	$322,161	$1.50	$(13,197,000)
2023	$801,621	$575,598	$—	$—	$412,017	$400,427	$2.76	$(5,123,341)

(1)      The dollar amounts reported in column (b) are the amounts of total compensation reported for Cary Claiborne, the Corporation’s Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts under column (c) represent the amount of “compensation actually paid” to Cary Claiborne, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Claiborne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Claiborne’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	976,339	(415,008)	324,847	25,328	(77,482)	(10,491)	823,533
2023	801,621	(73,314)	10,973	9,915	(85,513)	(88,084)	575,598

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

(5)      The dollar amounts reported in column (f) are the amounts of total compensation reported for NEOs. The non-PEO NEOs for the 2024 period were Joseph A. M. Truluck, the Corporation’s Former Chief Financial Officer and Tony Goodman, the Corporation’s Chief Operating Officer. The non-PEO NEO for the 2023 period were Joseph A. M. Truluck, the Corporation’s former Chief Financial Officer and Bankole A. Johnson, the Corporation’s former Chief Medical Officer. Refer to “Executive Compensation — Summary Compensation Table.”

(6)      The dollar amounts under column (g) represent the amount of “compensation actually paid” to Joseph A. M. Truluck, Bankole A. Johnson and Tony Goodman, the Non-PEO NEOs within the applicable years, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Truluck, Johnson and Goodman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Truluck, Johnson and Goodman’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	352,307	(38,045)	19,680	8,970	(20,285)	(465)	322,161
2023	412,017	(15,274)	3,017	2,727	(2,521)	462)	400,427

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

(7)      Pursuant to SEC rules, the total shareholder return (“TSR”) figures assume an initial investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The calculation of TSR was based upon the closing price of a share of the Corporation’s common shares on the last day of its 2024, 2023 and 2022 fiscal years, which prices were $1.01, $1.86, $5.38, respectively.

(8)      Refer to the Corporation’s Consolidated Statements of Operations as presented in its Annual Report on Form 10-K filed on December 31, 2024.

Peer Group Issuers, Footnote		Pursuant to SEC rules, the total shareholder return (“TSR”) figures assume an initial investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The calculation of TSR was based upon the closing price of a share of the Corporation’s common shares on the last day of its 2024, 2023 and 2022 fiscal years, which prices were $1.01, $1.86, $5.38, respectively.
PEO Total Compensation Amount	[1]	$ 976,339	$ 801,621
PEO Actually Paid Compensation Amount	[2]	$ 823,533	575,598
Adjustment To PEO Compensation, Footnote	The dollar amounts under column (c) represent the amount of “compensation actually paid” to Cary Claiborne, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Claiborne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Claiborne’s total compensation for each year to determine the compensation actually paid:
Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	976,339	(415,008)	324,847	25,328	(77,482)	(10,491)	823,533
2023	801,621	(73,314)	10,973	9,915	(85,513)	(88,084)	575,598

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 352,307	412,017
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 322,161	400,427
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts under column (g) represent the amount of “compensation actually paid” to Joseph A. M. Truluck, Bankole A. Johnson and Tony Goodman, the Non-PEO NEOs within the applicable years, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Truluck, Johnson and Goodman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Truluck, Johnson and Goodman’s total compensation for each year to determine the compensation actually paid:
Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	352,307	(38,045)	19,680	8,970	(20,285)	(465)	322,161
2023	412,017	(15,274)	3,017	2,727	(2,521)	462)	400,427

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The chart below shows the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s net (loss), on the other hand.

Total Shareholder Return Amount	[5]	$ 1.5	2.76
Net Income (Loss)	[6]	$ (13,197,000)	(5,123,341)
PEO Name		Cary Claiborne
Cary Claiborne [Member] | Option and Stock Awards Included in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (415,008)	(73,314)
Cary Claiborne [Member] | Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year- End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	324,847	10,973
Cary Claiborne [Member] | Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year- End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	25,328	9,915
Cary Claiborne [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(77,482)	(85,513)
Cary Claiborne [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	(10,491)	(88,084)
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Joseph A. M. Truluck [Member] | Option and Stock Awards Included in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(38,045)	(15,274)
Joseph A. M. Truluck [Member] | Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year- End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]	19,680	3,017
Joseph A. M. Truluck [Member] | Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year- End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[9]	8,970	2,727
Joseph A. M. Truluck [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[10]	(20,285)	(2,521)
Joseph A. M. Truluck [Member] | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[11]	$ (465)	$ 462

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Cary Claiborne, the Corporation’s Chief Executive Officer for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts under column (c) represent the amount of “compensation actually paid” to Cary Claiborne, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Claiborne during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Claiborne’s total compensation for each year to determine the compensation actually paid:
Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	976,339	(415,008)	324,847	25,328	(77,482)	(10,491)	823,533
2023	801,621	(73,314)	10,973	9,915	(85,513)	(88,084)	575,598

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

[3]	The dollar amounts reported in column (f) are the amounts of total compensation reported for NEOs. The non-PEO NEOs for the 2024 period were Joseph A. M. Truluck, the Corporation’s Former Chief Financial Officer and Tony Goodman, the Corporation’s Chief Operating Officer. The non-PEO NEO for the 2023 period were Joseph A. M. Truluck, the Corporation’s former Chief Financial Officer and Bankole A. Johnson, the Corporation’s former Chief Medical Officer. Refer to “Executive Compensation — Summary Compensation Table.”
[4]	The dollar amounts under column (g) represent the amount of “compensation actually paid” to Joseph A. M. Truluck, Bankole A. Johnson and Tony Goodman, the Non-PEO NEOs within the applicable years, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Truluck, Johnson and Goodman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Truluck, Johnson and Goodman’s total compensation for each year to determine the compensation actually paid:
Year	Summary Compensation Table Total	Deduct: Option and Stock Awards Included in Summary Compensation (a)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Unvested as of Year-End (b)	Add: Fair Value of Equity Awards Granted in Fiscal Year and Vested as of Year-End (c)	Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	Add: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Years which Vested in Fiscal Year (e)	Compensation Actually Paid
2024	352,307	(38,045)	19,680	8,970	(20,285)	(465)	322,161
2023	412,017	(15,274)	3,017	2,727	(2,521)	462)	400,427

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(a)      The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.

(b)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.

(c)      The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.

(d)      The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.

(e)      For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

[5]	Pursuant to SEC rules, the total shareholder return (“TSR”) figures assume an initial investment of $100 on December 31, 2021. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The calculation of TSR was based upon the closing price of a share of the Corporation’s common shares on the last day of its 2024, 2023 and 2022 fiscal years, which prices were $1.01, $1.86, $5.38, respectively.
[6]	Refer to the Corporation’s Consolidated Statements of Operations as presented in its Annual Report on Form 10-K filed on December 31, 2024.
[7]	The grant date fair value of equity-based awards, as reported in the Summary Compensation Table.
[8]	The year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year.
[9]	The year-end fair value of any equity awards granted in the applicable year that are outstanding and vested as of the end of the year.
[10]	The amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year.
[11]	For awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.